Fair value of assets and liabilities	12 Months Ended
Apr. 30, 2025
Fair Value Of Assets And Liabilities
Fair value of assets and liabilities

26. Fair value of assets and liabilities

Fair value hierarchy

The Group categorizes fair value measurements using a fair value hierarchy that is dependent on the valuation inputs used as follows:

●	Level 1 – Quoted prices (unadjusted) in active market for identical assets or liabilities that the Group can access at the measurement date,

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, and

●	Level 3 – Unobservable inputs for the asset or liability.

Fair value measurements that use inputs of different hierarchy levels are categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Fair value of financial instruments carried at fair value

The following table shows an analysis of each class of assets measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total	Total
	SGD	SGD	SGD	SGD	USD
April 30, 2025
Financial assets:
At fair value through profit or loss	-	-	440,888	440,888	337,742

April 30, 2024
Financial assets:
At fair value through profit or loss	-	-	439,817	439,817	336,920

The Group has no financial instruments under Level 1 and Level 2 in both financial years. The fair value of the keyman life insurance included unobservable inputs that are not developed by the Group. The fair value of the financial instruments is determined using the annual statement of value of the insurance policy provided by insurer without adjustment. There have no changes in the valuation techniques during the financial year.

Assets and liabilities not measured at fair value

The carrying amount of the current financial assets and current financial liabilities that are not carried at fair value approximate their respective fair value as at the end of the reporting year due to the relatively short-term maturity of these financial instruments.

The fair value of non-current financial liabilities that is not carried at fair value in relation to borrowings as disclosed in Note 12 to the financial statements approximate its fair value as the borrowings is subject to interest rates close to market rate of interest for similar arrangements and frequent re-pricing by the financial institutions.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS